Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Securities Available for Sale [Abstract]
Securities Available For Sale

The following table provides the cost and fair value for the major categories of securities available for sale carried at fair value. There were no securities classified as held to maturity as of the periods presented.

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$6,920	59	(11)	6,968
Securities of U.S. states and political subdivisions	32,307	1,169	(883)	32,593
Mortgage-backed securities:
Federal agencies	92,279	4,485	(10)	96,754
Residential	16,997	1,253	(414)	17,836
Commercial	17,829	1,249	(928)	18,150
Total mortgage-backed securities	127,105	6,987	(1,352)	132,740
Corporate debt securities	17,921	769	(286)	18,404
Collateralized debt obligations (1)	8,650	298	(349)	8,599
Other (2)	19,739	378	(225)	19,892
Total debt securities	212,642	9,660	(3,106)	219,196
Marketable equity securities:
Perpetual preferred securities	2,396	185	(54)	2,527
Other marketable equity securities	533	366	(9)	890
Total marketable equity securities	2,929	551	(63)	3,417
Total (3)	$215,571	10,211	(3,169)	222,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554
Total mortgage-backed securities	109,862	7,152	(1,220)	115,794
Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations (1)	4,638	369	(229)	4,778
Other (2)	16,063	576	(283)	16,356
Total debt securities	160,071	10,015	(2,621)	167,465
Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357
Total marketable equity securities	4,258	1,021	(90)	5,189
Total (3)	$164,329	11,036	(2,711)	172,654

  Includes collateralized loan obligations with both a cost basis and fair value of $8.1 billion, at December 31, 2011, and $4.0 billion and $4.2 billion, respectively, at December 31, 2010.
  Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.7 billion each at December 31, 2011, and $6.2 billion and $6.4 billion, respectively, at December 31, 2010. Also included in the "Other" category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $846 million and $932 million, respectively, at December 31, 2011, and $927 million and $1.1 billion, respectively, at December 31, 2010. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
  At December 31, 2011 and 2010, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Gross Unrealized Losses and Fair Value

The following table shows the gross unrealized losses and fair value of securities in the securities available-for-sale portfolio by length of time that individual securities in each category had been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-	(11)	5,473
Securities of U.S. states and political subdivisions	(229)	8,501	(654)	4,348	(883)	12,849
Mortgage-backed securities:
Federal agencies	(7)	2,392	(3)	627	(10)	3,019
Residential	(80)	3,780	(334)	3,440	(414)	7,220
Commercial	(157)	3,183	(771)	3,964	(928)	7,147
Total mortgage-backed securities	(244)	9,355	(1,108)	8,031	(1,352)	17,386
Corporate debt securities	(205)	8,107	(81)	167	(286)	8,274
Collateralized debt obligations	(150)	4,268	(199)	613	(349)	4,881
Other	(55)	3,002	(170)	841	(225)	3,843
Total debt securities	(894)	38,706	(2,212)	14,000	(3,106)	52,706
Marketable equity securities:
Perpetual preferred securities	(13)	316	(41)	530	(54)	846
Other marketable equity securities	(9)	61	-	-	(9)	61
Total marketable equity securities	(22)	377	(41)	530	(63)	907
Total	$(916)	39,083	(2,253)	14,530	(3,169)	53,613

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582
Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208
Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742
Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225
Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	-	-	(1)	7	(1)	7
Total marketable equity securities	(41)	962	(49)	474	(90)	1,436
Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

We do not have the intent to sell any securities included in the previous table. For debt securities included in the table, we have concluded it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. We have assessed each security with gross unrealized losses for credit impairment. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities' amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.

       See Note 1 – “Securities” for the factors that we consider in our analysis of OTTI for debt and equity securities available for sale.

Securities of U.S. Treasury and federal agencies and federal agency mortgage-backed securities (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are primarily driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

Securities of U.S. states and political subdivisions The unrealized losses associated with securities of U.S. states and political subdivisions are primarily driven by changes in interest rates and not due to the credit quality of the securities. Substantially all of these investments are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee in making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis, but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

Residential and commercial MBS The unrealized losses associated with private residential MBS and commercial MBS are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We estimate losses to a security by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Corporate Debt Securities The unrealized losses associated with corporate debt securities are primarily related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine that the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

Collateralized Debt Obligations (CDOs) The unrealized losses associated with CDOs relate to securities primarily backed by commercial, residential or other consumer collateral. The unrealized losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Other Debt Securities The unrealized losses associated with other debt securities primarily relate to other asset-backed securities. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

Marketable Equity Securities Our marketable equity securities include investments in perpetual preferred securities, which provide very attractive tax-equivalent yields. We evaluated these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to that used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.

OTHER SECURITIES AVAILABLE FOR SALE MATTERS        The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.

       The following table shows the gross unrealized losses and fair value of debt and perpetual preferred securities available for sale by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor's Rating Services (S&P) or Moody's Investors Service (Moody's). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody's, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody's in the table below based on the internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $207 million and $6.2 billion, respectively, at December 31, 2011, and $83 million and $1.3 billion, respectively, at December 31, 2010.  If an internal credit grade was not assigned, we categorized the security as non-investment grade.

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-
Securities of U.S. states and political subdivisions	(781)	12,093	(102)	756
Mortgage-backed securities:
Federal agencies	(10)	3,019	-	-
Residential	(39)	2,503	(375)	4,717
Commercial	(429)	6,273	(499)	874
Total mortgage-backed securities	(478)	11,795	(874)	5,591
Corporate debt securities	(165)	7,156	(121)	1,118
Collateralized debt obligations	(185)	4,597	(164)	284
Other	(186)	3,458	(39)	385
Total debt securities	(1,806)	44,572	(1,300)	8,134
Perpetual preferred securities	(53)	833	(1)	13
Total	$(1,859)	45,405	(1,301)	8,147

December 31, 2010

Securities of U.S. Treasury and federal agencies	$(15)	544	-	-
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	-	-
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903
Total mortgage-backed securities	(418)	13,730	(802)	5,478
Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232
Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102
Total	$(1,480)	27,477	(1,230)	7,177

Contractual Maturities

The following table shows the remaining contractual maturities and contractual yields of debt securities available for sale. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2011

Securities of U.S. Treasury
and federal agencies	$6,968	0.91%	$57	0.48%	$6,659	0.84%	$194	2.73%	$58	3.81%
Securities of U.S. states and
political subdivisions	32,593	4.94	520	3.02	11,679	2.90	2,692	5.31	17,702	6.28
Mortgage-backed securities:
Federal agencies	96,754	4.39	1	6.47	442	4.02	1,399	3.07	94,912	4.42
Residential	17,836	4.51	-	-	-	-	640	1.88	17,196	4.61
Commercial	18,150	5.40	-	-	-	-	87	3.33	18,063	5.41
Total mortgage-backed
securities	132,740	4.55	1	6.47	442	4.02	2,126	2.72	130,171	4.58
Corporate debt securities	18,404	4.64	815	5.57	11,022	3.40	4,691	6.67	1,876	6.38
Collateralized debt
obligations	8,599	1.10	-	-	540	1.61	6,813	1.00	1,246	1.42
Other	19,892	1.89	506	2.29	12,963	1.75	3,149	2.04	3,274	2.29
Total debt securities
at fair value	$219,196	4.12%	$1,899	3.85%	$43,305	2.36%	$19,665	3.31%	$154,327	4.72%

December 31, 2010

Securities of U.S. Treasury
and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and
political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	-	-	-	-	341	3.20	19,862	5.01
Commercial	13,554	5.39	-	-	1	1.38	215	5.28	13,338	5.39
Total mortgage-backed
securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05
Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	-	-	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72
Total debt securities
at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

Realized Gains and Losses

The following table shows the gross realized gains and losses on sales and OTTI write-downs related to the securities available-for-sale portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity securities (see Note 7 – Other Assets).

	Year ended December 31,
(in millions)	2011	2010	2009
Gross realized gains	$1,305	645	1,601
Gross realized losses	(70)	(32)	(160)
OTTI write-downs	(541)	(692)	(1,094)
Net realized gains (losses) from
securities available for sale	694	(79)	347
Net realized gains (losses) from principal
and private equity investments	842	534	(289)
Net realized gains from
debt securities and
equity investments	$1,536	455	58

Other-Than-Temporary Impairment

The following table shows the detail of total OTTI write-downs included in earnings for debt securities and marketable and nonmarketable equity securities.

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$2	16	7
Mortgage-backed securities:
Federal agencies (1)	-	267	-
Residential	252	175	595
Commercial	101	120	137
Corporate debt securities	3	10	69
Collateralized debt obligations	1	15	125
Other debt securities	64	69	79
Total debt securities	423	672	1,012
Equity securities:
Marketable equity securities:
Perpetual preferred securities	96	15	50
Other marketable equity securities	22	5	32
Total marketable equity securities	118	20	82
Total securities available for sale	541	692	1,094
Nonmarketable equity securities	170	248	573
Total OTTI write-downs included in earnings	$711	940	1,667

  For the year ended December 31, 2010, amount represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Other-Than-Temporarily Impaired Debt Securities

The following table shows the detail of OTTI write-downs on debt securities available for sale included in earnings and the related changes in OCI for the same securities.

	Year ended December 31,
(in millions)	2011	2010	2009
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$422	400	982
Intent-to-sell OTTI (1)	1	272	30
Total recorded as part of gross realized losses	423	672	1,012
Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(1)	(4)	3
Residential mortgage-backed securities	(171)	(326)	1,124
Commercial mortgage-backed securities	105	138	179
Corporate debt securities	2	(1)	(2)
Collateralized debt obligations	4	54	20
Other debt securities	(13)	(33)	16
Total recorded directly to OCI for increase (decrease) in non-credit-related impairment (2)	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	$349	500	2,352

  For the year ended December 31, 2010, amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
  Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. Increases represent OTTI write-downs recorded to OCI on debt securities in the periods non-credit related impairment has occurred. Decreases represent partial recoveries in the fair value of securities due to factors other than credit, where the increase in fair value was not sufficient to recover the full amount of the unrealized loss on such securities.

The following table presents a rollforward of the credit loss component of OTTI recognized in earnings for debt securities we still own (referred to as “credit-impaired” debt securities). The credit loss component of the amortized cost represents the difference between the present value of expected future cash flows discounted using the security's current effective interest rate and the amortized cost basis of the security prior to considering credit losses. OTTI recognized in earnings for credit-impaired debt securities is presented as additions and is classified into one of two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or if the debt security was previously credit-impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive or expect to receive cash flows in excess of what we previously expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down.

       Changes in the credit loss component of credit-impaired debt securities that we do not intend to sell were:

	Year ended December 31,
(in millions)	2011	2010	2009
Credit loss component, beginning of year	$1,043	1,187	471
Additions:
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total additions	422	400	982
Reductions:
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interest entities	(2)	(242)	-
Due to change in intent to sell or requirement to sell	-	(2)	(1)
For recoveries of previous credit impairments (1)	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of year	$1,272	1,043	1,187

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

For asset-backed securities (e.g., residential MBS), we estimate expected future cash flows of the security by estimating the expected future cash flows of the underlying collateral and applying those collateral cash flows, together with any credit enhancements such as subordinated interests owned by third parties, to the security. The expected future cash flows of the underlying collateral are determined using the remaining contractual cash flows adjusted for future expected credit losses (which consider current delinquencies and nonperforming assets (NPAs), future expected default rates and collateral value by vintage and geographic region) and prepayments. The expected cash flows of the security are then discounted at the security's current effective interest rate to arrive at a present value amount. Total credit impairment losses on residential MBS that we do not intend to sell are shown in the table below. The table also presents a summary of the significant inputs considered in determining the measurement of the credit loss component recognized in earnings for residential MBS.

	Year ended December 31,
($ in millions)	2011	2010	2009
Credit impairment losses on residential MBS
Investment grade	$5	5	24
Non-investment grade	247	170	567
Total credit impairment losses on residential MBS	$252	175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	0-48%	1-43	0-58
Credit impairment distribution (3):
0 - 10% range	42	52	56
10 - 20% range	18	29	27
20 - 30% range	28	17	12
Greater than 30%	12	2	5
Weighted average (4)	12	9	11
Current subordination levels (5):
Range (2)	0-25	0-25	0-44
Weighted average (4)	4	7	8
Prepayment speed (annual CPR (6)):
Range (2)	3-19	2-27	5-25
Weighted average (4)	11	14	11

  Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 42% of credit impairment losses recognized in earnings for the year ended December 31, 2011, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.